Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets - Goodwill (Tables) [Abstract]
Breakdown

Based on the assumptions described above, no impairment loss was recognized for goodwill at December 31, 2017, 2016 and 2015.

Thousand of reais	2017	2016	2015

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	13,050	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	-	-
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
BW Guirapá I S.A.	-	22,320	-
Ipanema Empreendimentos e Participações Ltda. (Note 3.c)	28,120	-	-
Others	1,860	-	-
Total	28,364,256	28,355,039	28,332,719

Main assumptions

	Commercial Banking
	2017	2016	2015
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual	8.3%	8.0%	7.5%
Discount rate (2)	14.6%	15.2%	15.2%

(1) 'The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.

(2) The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 20.42% (2016 - 20.23% and 2015 - 20.11%).

Changes of goodwill

The changes of goodwill in December, 31 2017, 2016 and 2015 were as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of the year	28,355,039	28,332,719	28,270,955
Additions (loss):
Olé Consignado(Note 4.c)	-	-	62,800
Super (Note 4.c)	-	-	(1,036)
BW Guirapá (Note 4.c)	(22,320)	22,320	-
Banco PSA Finance Brasil S.A.	1,557	-	-
Ipanema Empreendimentos e Participações Ltda. (Note 3.c)	28,120	-	-
Others	1,860	-	-
Balance at end of the year	28,364,256	28,355,039	28,332,719

(1) In 2016 refers to goodwill of BW Guirapá. In 2015, the Banco Santander, through Aymoré CFI, became the controlling shareholder of Banco Bonsucesso Consignado, with 60% of capital.